SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2015
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA [Abstract]
Schedule of Financial and Other Income (Expenses), Net
	Year ended December 31,
	2015	2014	2013

Finance expenses:

Interest in respect of long-term loans	$-	$-	$53
Interest in respect of short-term loans and bank fees	2,792	3,038	1,565
Interest in respect of loans to related parties	640	732	729
Changes in derivatives fair value	-	2,710	-
Foreign exchange transactions losses	2,972	-	6,107

	6,404	6,480	8,454
Finance income:

Changes in derivatives fair value	1,060	-	6,485
Income in respect of cash and cash equivalent and short-term bank deposits	77	403	655
Foreign exchange transactions gains	2,182	5,032	-

	3,319	5,435	7,140

Finance expenses, net	$3,085	$1,045	$1,314

Computation of Basic and Diluted Net Earnings Per Share
Numerator:

	Year ended December 31,
	2015	2014	2013

Net income attributable to controlling interest, as reported	$77,766	$78,439	$63,344

Numerator for basic and diluted net income per share	$77,766	$78,439	$63,344

Denominator:

	Year ended December 31,
	2015	2014	2013

Denominator for basic income per share	35,252,596	34,932,000	34,666,514
Effect of dilutive stock based awards	211,102	462,499	543,432

Denominator for diluted income per share	35,463,698	35,394,499	35,209,946

 Earnings Per Share:

	Year ended December 31,
	2015	2014	2013

Basic earnings per share	$2.21	$2.25	$1.83
Diluted earnings per share	$2.19	$2.22	$1.80